Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

In 2017, the Company became the sole managing member of Rosehill Operating, the Company’s accounting predecessor. Rosehill Operating is a limited liability company that is treated as a partnership for U.S. federal income tax purposes and is not subject to U.S. federal income tax. Any taxable income or loss generated by Rosehill Operating is passed through to and included in the taxable income or loss of its members, including the Company. The Company is a C corporation and is subject to U.S. federal income tax and state and local income taxes.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation through Public Law No. 115-97, commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The provisions of the Tax Act that impact the Company include, but are not limited to, (1) reducing the U.S. federal corporate income tax rate from 35% to 21%; (2) eliminating the corporate alternative minimum tax (AMT); (3) allowing businesses to immediately expense the cost of new investments in certain qualified depreciable assets acquired after September 27, 2017 (with a phase-down of such expensing starting in 2023), (4) reducing the maximum deduction for net operating loss (NOL) carryforwards generated in tax years beginning after December 31, 2017, to 80% of a taxpayer’s taxable income and (5) imposing additional limits on future deductibility of interest expense and certain executive compensation.

The Company remeasured its deferred tax assets and liabilities at December 31, 2017 using the lower 21% rate, resulting in a decrease in net deferred tax assets and its valuation allowance. Aside from the reduction to the U.S. federal corporate income tax rate, the Tax Act is not expected to have a significant current impact to the Company. The ultimate impact of the Tax Act may differ from the Company’s estimates due to changes in interpretations or assumptions, as well as additional regulatory guidance that may be issued. The Company has not made any further adjustments to its deferred tax assets and liabilities since recording the effects of the tax rate change during the year ended December 31, 2017.

The Company’s income tax provision was a benefit of $15.2 million and an expense of $0.2 million for the three months ended June 30, 2018 and 2017, respectively and a benefit of $17.4 million and an expense of $0.3 million for the six months ended June 30, 2018 and 2017, respectively. The Company’s effective tax rate was 232% and 106% for the three and six months ended June 30, 2018, respectively. The effective tax rate differs from the enacted statutory rate of 21% for the three and six months ended June 30, 2018 primarily due to the allocation of profits and losses to Rosehill and the noncontrolling interest holder in accordance with the LLC Agreement, and the impact of state income taxes.

As of June 30, 2018, the Company had approximately $29.3 million of U.S. federal net operating loss carryovers, which will begin to expire in 2035. The Company periodically assesses whether it is more likely than not that it will generate sufficient taxable income to realize its deferred tax assets, including net operating loss carry forwards. A valuation allowance for deferred tax assets is recognized when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. As of June 30, 2018, we have a valuation allowance of $2.9 million. In making this determination, the Company considers all available positive and negative evidence and makes certain assumptions. The Company considers, among other things, its deferred tax liabilities, the overall business environment, its historical earnings and losses, current industry trends, and its outlook for future years.

Upon closing the Transaction, the Company acquired a portion of the Rosehill Operating Common Units, and a deferred tax asset was recorded relating to the outside basis difference of its investment in Rosehill Operating for $5.7 million with an offsetting effect recorded in additional paid in capital. Due to uncertainties relating to the realization of the deferred tax asset, the Company recorded a full valuation allowance with an offsetting effect recorded in additional paid in capital. During the year ended December 31, 2017, the subsequent recognition of tax benefits resulted in a partial reduction of the valuation allowance of $1.5 million, with an offsetting effect recorded in additional paid in capital. Section 382 of the Internal Revenue Code of 1986, as amended (“IRC”), addresses company ownership changes and specifically limits the utilization of tax benefits generated prior to the Transaction following an ownership change. Upon closing of the Transaction, the Company believes it experienced an ownership change within the meaning of IRC Section 382 and recorded a valuation allowance of $0.2 million and an offsetting effect in additional paid in capital to fully offset these tax benefits.

The Company is subject to the following material taxing jurisdictions: the United States, Texas and New Mexico. As of June 30, 2018, the Company has no current tax years under audit. The Company remains subject to examination for federal income taxes and state income taxes for tax years 2015 through 2017.

The Company has evaluated all tax positions for which the statute of limitations remains open and believes that the material positions taken would more likely than not be sustained upon examination. Therefore, as of June 30, 2018, the Company had not established any reserves for, nor recorded any unrecognized benefits related to, uncertain tax positions. The Company’s policy is to recognize interest and penalties related to uncertain tax positions in income tax expense.

Tax Receivable Agreement

In connection with the Transaction, the Company entered into a tax receivable agreement (“Tax Receivable Agreement”) with the noncontrolling interest holder, Tema. The Tax Receivable Agreement provides that the Company will pay to Tema 90% of the net cash savings, if any, in U.S. federal, state and local income tax that the Company realizes (or is deemed to realize in certain circumstances) in periods beginning with and after the closing of the Transaction as a result of the following: (i) any tax basis increases in the assets of Rosehill Operating resulting from the distribution to Tema of the cash consideration, the shares of Class B Common Stock and the Tema warrants, all in connection with the Transaction, and resulting from the assumption of Tema liabilities in connection with the Transaction, (ii) the tax basis increases in the assets of Rosehill Operating resulting from a redemption by Rosehill Operating with respect to Tema and (iii) imputed interest deemed to be paid by the Company as a result of, and additional tax basis arising from, payments it makes under the Tax Receivable Agreement.

The estimation of liability under the Tax Receivable Agreement is by its nature imprecise and subject to significant assumptions regarding the amount and timing of future taxable income. As of June 30, 2018, the Company’s preliminary estimate of the TRA liability resulting from the distribution of the Cash Consideration to Tema in connection with the Transaction was approximately $57.5 million. However, the Company has not been able to determine that future payments under the TRA are likely to occur and therefore has concluded that no recognizable TRA liability has been incurred. To the extent the Company realizes tax benefits in future years, or in the event of a change in future tax rates, this liability may change. The Company does not anticipate it will realize cash savings on its 2018 tax return as a result of tax attributes arising from the Transaction, however, may record a liability in future periods if a payment under the Tax Receivable Agreement is anticipated for the 2018 tax year.

The Tax Receivable Agreement liability is recorded based upon projected tax savings, and the actual amount and timing of payments will depend upon a number of factors, including the amount and timing of taxable income generated in the future, changes in future tax rates, the use of loss carryovers, and the portion of the Company’s payments constituting imputed interest. If and when Tema exercises its right to cause the Company to redeem all or a portion of its Rosehill Operating Common Units, a liability under the Tax Receivable Agreement relating to such redemption will be recorded. The amount of liability will be based on 90% of the estimated future cash tax savings that the Company will realize as a result of increases in the basis of Rosehill Operating’s assets attributed to the Company resulting from such redemption. The amount of the increase in asset basis, the related estimated cash tax savings and the attendant Tax Receivable Agreement liability will depend, in part, on the price of the Class A Common Stock at the time of the relevant redemption. Due to the uncertainty surrounding the amount and timing of future redemptions of Rosehill Operating Common Units by Tema, the Company does not believe it is appropriate to record additional Tax Receivable Agreement liability until such time that Rosehill Operating Common Units are redeemed for shares of Class A Common Stock or cash.

Income Taxes

In 2017, the Company became the sole managing member of Rosehill Operating, the Company’s accounting predecessor. Rosehill Operating is a limited liability company that is treated as a partnership for U.S. federal income tax purposes, and is not subject to U.S. federal income tax. Any taxable income or loss generated by Rosehill Operating is passed through to and included in the taxable income or loss of its members, including the Company. The Company is a C corporation and is subject to U.S. federal income tax and state and local income taxes.

The tax implications of the Transaction, and the tax impact of the Company’s status as a taxable C corporation (subject to U.S. federal income tax) have been reflected in the accompanying consolidated financial statements. Total income tax expense differed from amounts computed by applying the U.S. federal statutory tax rates to pre-tax income due primarily to the change in tax status, state taxes and the impact of earnings (loss) attributable to noncontrolling ownership interests.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation through Public Law No. 115-97, commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The provisions of the Tax Act that impact the Company include, but are not limited to, (1) reducing the U.S. federal corporate income tax rate from 35% to 21%; (2) eliminating the corporate alternative minimum tax (AMT); (3) allowing businesses to immediately expense the cost of new investments in certain qualified depreciable assets acquired after September 27, 2017 (with a phase-down of such expensing starting in 2023), (4) reducing the maximum deduction for net operating loss (NOL) carryforwards generated in tax years beginning after December 31, 2017, to 80 percent of a taxpayer’s taxable income and (5) imposing additional limits on future deductibility of interest expense and certain executive compensation. In conjunction with the Tax Act, the SEC staff issued Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (SAB 118), which provides a measurement period that should not extend beyond one year from the Tax Act enactment date for companies to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the Act for which the accounting under ASC 740 is complete. To the extent that a company’s accounting for certain income tax effects of the Tax Act is incomplete but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the Tax Act.

As discussed further below, the Company remeasured its deferred tax assets and liabilities at year-end using the lower 21% rate, resulting in a decrease in net deferred tax assets and our valuation allowance. Aside from the reduction to the U.S. federal corporate income tax rate, the Tax Act is not expected to have a significant current impact to the Company.

The components of income tax expense were as follows for the periods indicated:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Current:
State	$—	$148	$108
	$—	$148	$108
Deferred:
Federal	$1,537	$—	$—
State	153	—	—
	1,690	—	—
Income tax expense	$1,690	$148	$108

The effective combined U.S. federal and state income tax rate for the years ended December 31, 2017, 2016 and 2015 was 16%, 1% and 1%, respectively. Both the effective income tax rate and total income tax expense between the periods presented above varied primarily due to U.S. federal income tax from the change in taxable status as a result of the transaction, the impact of income (loss) attributable to noncontrolling interest, impact of tax reform and changes in the valuation allowance.

The following reconciles the income tax expense included in the consolidated statements of operations with the income tax expense that would result from the application of the statutory federal tax rate:

	Year Ended December 31,
	2017	2016	2015
	(In thousands)
Loss before income taxes	$(10,258)	$(15,041)	$(14,712)

Income tax expense (benefit) at federal statutory rate	(3,590)	(5,264)	(5,149)
Net loss prior to transaction	(1,545)	5,264	5,149
Net loss before income taxes attributable to noncontrolling interest	6,584	—	—
State income taxes, net of federal benefit	153	148	108
Nondeductible expenses	88	—	—
Effect of change in federal statutory rate	1,941	—	—
Change in valuation allowance	(1,941)	—	—
Income tax expense	$1,690	$148	$108

The change in the U.S. federal corporate income tax rate from 35% to 21% due to the passage of the Tax Act, resulted in the Company generating a deferred tax expense of $1.9 million, along with a corresponding reduction to its valuation allowance. The impact on our deferred tax assets and liabilities may be adjusted in future periods, as an adjustment to income tax expense, in the period in which final amounts are determined. However, the ultimate impact of the Tax Act may differ from the Company's estimates based on its further analysis of the new law and additional regulatory or interpretive guidance that may be issued.

The components of the Company’s deferred tax balances were as follows for the periods indicated:

	December 31,
	2017	2016
	(In thousands)
Deferred tax assets:
Deferred stock-based compensation	$232	$—
Net operating loss carryforward	4,350	—
Other	30	—
Total deferred tax assets	4,612	—
Less: Valuation allowance	(2,912)	—
Net deferred tax assets	$1,700	$—

Deferred tax liabilities:
Investment in Rosehill Operating	$(1,700)	$—
State deferred tax liability	(153)	—
Total deferred tax liabilities	(1,853)	—
Net deferred tax liabilities	$(153)	$—

The Company paid less than $0.2 million in state income taxes and did not pay U.S. federal income taxes for 2017 and 2016. As of December 31, 2017, the Company had approximately $21 million of U.S. federal net operating loss carryovers, which will begin to expire in 2035. The Company periodically assesses whether it is more likely than not that it will generate sufficient taxable income to realize its deferred tax assets, including net operating loss carry forwards. A valuation allowance for deferred tax assets is recognized when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. In making this determination, the Company considers all available positive and negative evidence and makes certain assumptions. The Company considers, among other things, its deferred tax liabilities, the overall business environment, its historical earnings and losses, current industry trends, and its outlook for future years.

Upon closing the Transaction, the Company acquired a portion of the Rosehill Operating Common Units, and a deferred tax asset was recorded relating to the outside basis difference of its investment in Rosehill Operating for $5.7 million with an offsetting effect recorded in additional paid in capital. Due to uncertainties relating to the realization of the deferred tax asset, the Company recorded a full valuation allowance with an offsetting effect recorded in additional paid in capital. During the year ended December 31, 2017, the subsequent recognition of tax benefits resulted in a partial reduction of the valuation allowance of $1.5 million, with an offsetting effect recorded in additional paid in capital. Section 382 of the Internal Revenue Code of 1986, as amended ("IRC"), addresses company ownership changes and specifically limits the utilization of tax benefits generated prior to the Transaction following an ownership change. Upon closing of the Transaction, the Company believes it experienced an ownership change within the meaning of IRC Section 382, and recorded a valuation allowance of $0.2 million and an offsetting effect in additional paid in capital to fully offset these tax benefits.

The Company is subject to the following material taxing jurisdictions: the United States, Texas and New Mexico. As of December 31, 2017, the Company has no current tax years under audit. The Company remains subject to examination for federal income taxes and state income taxes for tax years 2015 through 2017.

The Company has evaluated all tax positions for which the statute of limitations remains open and believes that the material positions taken would more likely than not be sustained upon examination. Therefore, as of December 31, 2017, the Company had not established any reserves for, nor recorded any unrecognized benefits related to, uncertain tax positions. The Company’s policy is to recognize interest and penalties related to uncertain tax positions in income tax expense.

Tax Receivable Agreement

In connection with the Transaction, the Company entered into a tax receivable agreement ("Tax Receivable Agreement") with the noncontrolling interest holder, Tema. The Tax Receivable Agreement provides that the Company will pay to Tema 90% of the net cash savings, if any, in U.S. federal, state and local income tax that the Company realizes (or is deemed to realize in certain circumstances) in periods beginning with and after the closing of the Transaction as a result of the following: (i) any tax basis increases in the assets of Rosehill Operating resulting from the distribution to Tema at Transaction date, the shares of Class B Common Stock and Tema warrants and the assumption of Tema liabilities in connection with the Transaction, (ii) the tax basis increases in the assets of Rosehill Operating resulting from a redemption by Rosehill Operating with respect to Tema or (iii) the increase in tax basis or imputed interest attributable to units acquired or deemed acquired by the Company upon an exchange by Tema of Rosehill Operating Common Units for Class A Common Stock or cash, as applicable.

The estimation of liability under the Tax Receivable Agreement is by its nature imprecise and subject to significant assumptions regarding the amount and timing of future taxable income. As of December 31, 2017, our preliminary estimate of the TRA liability resulting from the distribution of the Cash Consideration to Tema in connection with the Transaction was approximately $0.4 million, however, the Company has not been able to determine that future payments under the TRA are likely to occur and therefore has concluded that no recognizable TRA liability has been incurred. To the extent the Company realizes tax benefits in future years, or in the event of a change in future tax rates, this liability may change. The Company does not anticipate it will realize cash savings on its 2017 tax return as a result of tax attributes arising from the Transaction, and therefore does not anticipate a payment under the Tax Receivable Agreement for the 2017 tax year.

The Tax Receivable Agreement liability is recorded based upon projected tax savings, and the actual amount and timing of payments will depend upon a number of factors, including the amount and timing of taxable income generated in the future, changes in future tax rates, the use of loss carryovers, and the portion of the Company’s payments constituting imputed interest. If and when Tema exercises its right to cause the Company to redeem all or a portion of its Rosehill Operating Common Units, a liability under the Tax Receivable Agreement relating to such redemption will be recorded. The amount of liability will be based on 90% of the estimated future cash tax savings that the Company will realize as a result of increases in the basis of Rosehill Operating’s assets attributed to the Company resulting from such redemption. The amount of the increase in asset basis, the related estimated cash tax savings and the attendant Tax Receivable Agreement liability will depend, in part, on the price of the Class A Common Stock at the time of the relevant redemption. Due to the uncertainty surrounding the amount and timing of future redemptions of Rosehill Operating Common Units by Tema, the Company does not believe it is appropriate to record additional Tax Receivable Agreement liability until such time that Rosehill Operating Common Units are redeemed for shares of Class A Common Stock or cash.